USCF ETF Trust

July 23, 2014

VIA EDGAR

United States Securities and

Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	USCF ETF Trust – Stock Split Index Fund
File Nos. 333-196273; 811-22930

Ladies and Gentlemen:

On behalf of USCF ETF Trust and its series the Stock Split Index Fund (the “Registrant”), and pursuant o Rule 497 under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information the 497 filing, dated July 18, 2014 (“497 Filing”) to the prospectus for the Stock Split Index Fund. The purpose of this filing is submit the 497 Filing in XBRL.

Please do not hesitate to contact me at 804.658.2392 should you have any questions.

Sincerely,

/s/ Heather C. Harker

Heather C. Harker

Chief Legal Officer

USCF ETF Trust

1999 Harrison Street Suite 1530

Oakland CA 94612

Phone: 510.522.9600 | Fax: 510.522.9604